Additional disclosure requirements - Condensed Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
1. Cash flows from operating activities
Consolidated profit	€ 5,541	€ 4,440
Adjustments to profit	11,307	11,142
Net increase/decrease in operating assets	(90,128)	(9,091)
Net increase/decrease in operating liabilities	83,182	22,830
Reimbursements/payments of income tax	(2,516)	(1,276)
CASH FLOWS FROM OPERATING ACTIVITIES	7,386	28,045
2. Cash flows from investing activities
Investments (-)	(6,016)	(4,022)
Divestments (+)	4,364	2,344
CASH FLOWS FROM INVESTING ACTIVITIES	(1,652)	(1,678)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	360	387
Acquisition of own equity instruments	(1,173)	(404)
Dividends paid	(869)	(477)
CASH FLOWS FROM FINANCING ACTIVITIES	(7,123)	(286)
Effect of exchange rate changes on cash and cash equivalents	1,976	3,171
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	587	29,252
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	210,689	153,839
CASH AND CASH EQUIVALENTS AT END OF PERIOD	211,276	183,091
Banco Santander S.A. | Reportable legal entities
1. Cash flows from operating activities
Consolidated profit	2,431	903
Adjustments to profit	(483)	546
Net increase/decrease in operating assets	(59,337)	(26,844)
Net increase/decrease in operating liabilities	80,616	33,777
Reimbursements/payments of income tax	(287)	349
CASH FLOWS FROM OPERATING ACTIVITIES	22,940	8,731
2. Cash flows from investing activities
Investments (-)	(2,072)	(946)
Divestments (+)	4,440	3,597
CASH FLOWS FROM INVESTING ACTIVITIES	2,368	2,651
3. Cash flows from financing activities
Issuance of own equity instruments	0	0
Disposal of own equity instruments	202	316
Acquisition of own equity instruments	(1,067)	(316)
Issuance of debt securities	0	1,578
Redemption of debt securities	(1,203)	(426)
Dividends paid	(869)	(477)
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(158)	(100)
CASH FLOWS FROM FINANCING ACTIVITIES	(3,095)	575
Effect of exchange rate changes on cash and cash equivalents	448	180
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	22,661	12,137
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	91,736	67,561
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 114,397	€ 79,698